Employee Cost - Summary of Sensitivity Analysis for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 19,383.7
Impact on scheme liabilities, due to decrease in assumption	(19,383.7)
Impact on service cost, due to increase in assumption	294.8
Impact on service cost, due to decrease in assumption	₨ (294.8)
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 10,581.2
Impact on scheme liabilities, due to decrease in assumption	(10,581.2)
Impact on service cost, due to increase in assumption	162.6
Impact on service cost, due to decrease in assumption	₨ (162.6)
Mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1 year
Change in assumption, decrease	1 year
Impact on scheme liabilities, due to increase in assumption	₨ 14,738.5
Impact on scheme liabilities, due to decrease in assumption	(14,738.5)
Impact on service cost, due to increase in assumption	142.3
Impact on service cost, due to decrease in assumption	₨ (142.3)